Income Tax - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 15,104,605	$ 18,423,741
Deferred tax assets	3,536,964	3,132,036
Valuation allowance	(3,536,964)	(3,132,036)
Total deferred tax assets, net